Summary of Significant Accounting Policies - Schedule of Financial Assets That Have Been Measured at Fair Value (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Financial assets
Money Market Funds, included in cash equivalents	$ 129,209	$ 155,765
Investments	63,773
Total	192,982
Level 1 [Member]
Financial assets
Money Market Funds, included in cash equivalents	129,209	155,765
Total	129,209
Level 2 [Member]
Financial assets
Investments	63,773
Total	$ 63,773